Income Taxes - Movement in Deferred Tax Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₨ 2,187	₨ 3,849	₨ (3,516)
Credit/(charge) in the consolidated statement of income	(475)	(1,592)	3,944
Credit/(charge) in other comprehensive income	1,645	(616)	1,573
On account of business combination	(177)		(113)
Assets held for sale			1,961
Other (if any)		546
Ending balance	3,180	2,187	3,849
Carry forward losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,149	5,694	5,513
Credit/(charge) in the consolidated statement of income	(1,287)	(2,879)	133
Credit/(charge) in other comprehensive income	182	334	48
Ending balance	2,044	3,149	5,694
Trade payables, accrued expenses and other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,713	3,107	3,151
Credit/(charge) in the consolidated statement of income	1,033	295	243
Credit/(charge) in other comprehensive income	248	(22)	(246)
Assets held for sale			(41)
Other (if any)		333
Ending balance	4,994	3,713	3,107
Allowances for lifetime expected credit loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,521	4,499	2,955
Credit/(charge) in the consolidated statement of income	(591)	9	1,564
Credit/(charge) in other comprehensive income	(9)	2	2
Assets held for sale			(22)
Other (if any)		11
Ending balance	3,921	4,521	4,499
Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		74	1,520
Credit/(charge) in the consolidated statement of income	3,425	(74)	(1,446)
Ending balance	3,425		74
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,840)	(2,166)	(4,153)
Credit/(charge) in the consolidated statement of income	1,150	219	912
Credit/(charge) in other comprehensive income	4	(94)	(75)
Assets held for sale			1,150
Other (if any)		201
Ending balance	(686)	(1,840)	(2,166)
Amortizable goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,899)	(1,810)	(4,057)
Credit/(charge) in the consolidated statement of income	(92)	16	1,522
Credit/(charge) in other comprehensive income	(175)	(105)	(53)
Assets held for sale			778
Ending balance	(2,166)	(1,899)	(1,810)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,295)	(3,190)	(4,511)
Credit/(charge) in the consolidated statement of income	1,021	1,076	1,546
Credit/(charge) in other comprehensive income	(90)	(181)	(112)
On account of business combination	(177)		(113)
Ending balance	(1,541)	(2,295)	(3,190)
Interest income and fair value movement of investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,455)	(1,712)	(2,245)
Credit/(charge) in the consolidated statement of income	599	186	(112)
Credit/(charge) in other comprehensive income	230	71	645
Ending balance	(626)	(1,455)	(1,712)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(604)	29	(1,419)
Credit/(charge) in other comprehensive income	1,165	(633)	1,448
Ending balance	561	(604)	29
Contract liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(289)	(273)	(183)
Credit/(charge) in the consolidated statement of income	285	(1)	(35)
Credit/(charge) in other comprehensive income	(7)	(15)	(9)
Assets held for sale			(46)
Ending balance	(11)	(289)	(273)
SEZ Re-investment Reserve [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,132)
Credit/(charge) in the consolidated statement of income	(5,482)	(1,132)
Ending balance	(6,614)	(1,132)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	318	(403)	(87)
Credit/(charge) in the consolidated statement of income	(536)	693	(383)
Credit/(charge) in other comprehensive income	97	27	(75)
Assets held for sale			142
Other (if any)		1
Ending balance	₨ (121)	₨ 318	₨ (403)